Other Income and Expenses - Summary of other income and expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Other income:
Gain on sale of long-lived assets	$ 322		$ 324	$ 233
Cancellation of contingencies	268		329	255
Tax Recovery from previous year	597		603	20
Philippines consolidation impact (Note 4)	2,996
Other	188		25	112
Other income	4,371	$ 223	1,281	620
Other expenses:
Provisions for contingencies	943		819	334
Loss on the retirement of long-lived assets	174		321	332
Loss on sale of long-lived assets	368		358	16
Non-income taxes from Colombia			48	55
Severance payments	302		13	285
Donations	83		54	221
Foreign exchange losses related to operating activities	2,646		2,799	871
Venezuela impact (Note 3.3)	28,176
Other	340		681	254
Other expenses	$ 33,032	$ 1,682	$ 5,093	$ 2,368